15. Provisions for legal proceedings (Details 2) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions For Legal Proceedings
Tax	$ 4,763	$ 5,926
Labor	797	1,056
Civil	939	1,082
Environmental	115	160
Others	85	12
Total	$ 6,699	$ 8,236	$ 6,699